VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.46%)
Communications (13.02%)
Internet (13.02%)
Alphabet, Inc., Class C(a)	51,529	$62,694,304
Amazon.com, Inc.(a)	30,369	56,692,242
Booking Holdings, Inc.(a)	17,678	33,351,491
Facebook, Inc., Class A(a)	131,961	25,630,785
		178,368,822

TOTAL COMMUNICATIONS		178,368,822

Consumer, Cyclical (5.33%)
Lodging (5.33%)
Hilton Worldwide Holdings, Inc.	486,882	47,008,457
Marriott International, Inc., Class A	186,730	25,966,674
		72,975,131

TOTAL CONSUMER, CYCLICAL		72,975,131

Consumer, Non-cyclical (19.52%)
Commercial Services (3.49%)
S&P Global, Inc.	195,003	47,765,985

Healthcare-Services (4.02%)
Anthem, Inc.	186,892	55,060,252

Pharmaceuticals (12.01%)
AmerisourceBergen Corp.	452,460	39,431,889
CVS Health Corp.	1,094,073	61,125,858
McKesson Corp.	460,479	63,983,557
		164,541,304

TOTAL CONSUMER, NON-CYCLICAL		267,367,541

Energy (5.65%)
Oil & Gas Services (5.65%)
National Oilwell Varco, Inc.	3,250,905	77,436,557

TOTAL ENERGY		77,436,557

Financial (19.08%)
Diversified Financial Services (6.70%)
Mastercard, Inc., Class A	167,100	45,496,317
Visa, Inc., Class A	259,742	46,234,076
		91,730,393

Insurance (7.17%)
Axis Capital Holdings, Ltd.	420,453	26,770,242
Everest Re Group, Ltd.	122,829	30,294,545
Swiss Re AG	424,427	41,207,251
		98,272,038

Private Equity (5.21%)
KKR & Co., Inc., Class A	2,668,742	71,388,848

TOTAL FINANCIAL		261,391,279

		Value
	Shares	(Note 2)
Industrial (9.52%)
Aerospace/Defense (3.41%)
Airbus SE	329,028	$46,643,825

Miscellaneous Manufacturing (1.71%)
Parker-Hannifin Corp.	134,111	23,480,154

Transportation (4.40%)
United Parcel Service, Inc., Class B	504,571	60,281,097

TOTAL INDUSTRIAL		130,405,076

Technology (26.34%)
Semiconductors (21.18%)
NVIDIA Corp.	425,705	71,824,948
Qorvo, Inc.(a)	1,200,543	87,987,796
Skyworks Solutions, Inc.	1,076,507	91,804,517
Teradyne, Inc.	692,316	38,582,771
		290,200,032

Software (5.16%)
Microsoft Corp.	331,438	45,165,056
Oracle Corp.	453,772	25,547,364
		70,712,420

TOTAL TECHNOLOGY		360,912,452

TOTAL COMMON STOCKS
(Cost $1,094,347,954)		1,348,856,858

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.55%)
Money Market Fund (1.55%)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares	2.163%	21,229,708	21,229,708

TOTAL SHORT TERM INVESTMENTS
(Cost $21,229,708)			21,229,708

TOTAL INVESTMENTS (100.01%)
(Cost $1,115,577,662)			$1,370,086,566

Liabilities In Excess Of Other Assets (-0.01%)			(185,768)

NET ASSETS (100.00%)			$1,369,900,798

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.16%)
Communications (4.17%)
Internet (4.17%)
Despegar.com Corp.(a)	1,566,776	$20,383,756

TOTAL COMMUNICATIONS		20,383,756

Consumer, Cyclical (21.99%)
Distribution/Wholesale (9.76%)
Resideo Technologies, Inc.(a)	1,168,788	22,043,342
WESCO International, Inc.(a)	506,902	25,720,207
		47,763,549

Home Furnishings (4.45%)
Howden Joinery Group PLC	1,456,002	9,827,072
Sleep Number Corp.(a)	243,156	11,955,981
		21,783,053

Retail (7.78%)
MSC Industrial Direct Co., Inc., Class A	205,755	14,618,893
Sleep Country Canada Holdings, Inc.	1,667,646	23,489,573
		38,108,466

TOTAL CONSUMER, CYCLICAL		107,655,068

Consumer, Non-cyclical (7.49%)
Commercial Services (7.49%)
Sabre Corp.	796,658	18,729,430
Savills PLC	1,550,035	17,935,747
		36,665,177

TOTAL CONSUMER, NON-CYCLICAL		36,665,177

Financial (22.77%)
Diversified Financial Services (2.97%)
Virtus Investment Partners, Inc.	135,544	14,524,895

Insurance (5.73%)
Axis Capital Holdings, Ltd.	235,275	14,979,959
Everest Re Group, Ltd.	52,941	13,057,368
		28,037,327

Real Estate (14.07%)
Cushman & Wakefield PLC(a)	1,581,097	31,368,964
Jones Lang LaSalle, Inc.	168,795	24,591,744
Marcus & Millichap, Inc.(a)	389,598	12,934,654
		68,895,362

TOTAL FINANCIAL		111,457,584

Industrial (26.67%)
Building Materials (4.78%)
Ibstock PLC	8,330,845	23,382,667

Electrical Components & Equipment (4.75%)
Acuity Brands, Inc.	128,112	17,195,192

		Value
	Shares	(Note 2)
Industrial (continued)
Electrical Components & Equipment (continued)
EnerSys	89,126	$6,070,372
		23,265,564

Electronics (9.75%)
Coherent, Inc.(a)	207,853	28,860,389
Ituran Location and Control, Ltd.	646,636	18,868,838
		47,729,227

Engineering & Construction (2.20%)
frontdoor, Inc.(a)	236,172	10,778,890

Machinery-Diversified (0.97%)
Concentric AB	386,475	4,760,308

Miscellaneous Manufacturing (4.22%)
Carlisle Cos., Inc.	71,234	10,272,655
Crane Co.	123,842	10,365,576
		20,638,231

TOTAL INDUSTRIAL		130,554,887

Technology (13.07%)
Computers (5.19%)
Avast PLC	6,204,500	25,382,358

Software (7.88%)
ACI Worldwide, Inc.(a)	443,909	14,897,586
CDK Global, Inc.	282,847	14,671,274
Lectra	439,102	9,012,036
		38,580,896

TOTAL TECHNOLOGY		63,963,254

TOTAL COMMON STOCKS
(Cost $426,613,299)		470,679,726

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.89%)
Money Market Fund (1.89%)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares	2.163%	9,249,455	9,249,455

TOTAL SHORT TERM INVESTMENTS
(Cost $9,249,455)			9,249,455

TOTAL INVESTMENTS (98.05%)
(Cost $435,862,754)			$479,929,181

Other Assets In Excess Of Liabilities (1.95%)			9,541,546

NET ASSETS (100.00%)			$489,470,727

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Quarterly Statements of Investments

July 31, 2019 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of July 31, 2019:

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,348,856,858	$–	$–	$1,348,856,858
Short Term Investments	21,229,708	–	–	21,229,708
TOTAL	$1,370,086,566	$–	$–	$1,370,086,566

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$470,679,726	$–	$–	$470,679,726
Short Term Investments	9,249,455	–	–	9,249,455
TOTAL	$479,929,181	$–	$–	$479,929,181

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Quarterly Statements of Investments

July 31, 2019 (Unaudited)

For the three months ended July 31, 2019, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.